UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

10.31.2008

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 14.63%					$55,792,788
(Cost $82,628,057)

Diversified Banks 5.38%					20,535,000
Credit Agricole Preferred Funding Trust	7.000%	01/29/49	A	9,000	5,535,000
Lloyds TSB Bank PLC,
Sub Note	6.900	10/29/49	A+	25,000	15,000,000

Electric Utilities 4.89%					18,629,037
DPL Capital Trust II (Z)	8.125	09/01/31	BB+	6,225	5,780,454
Entergy Gulf States, Inc., (Z)
1st Mtg Bond	6.200	07/01/33	BBB+	15,000	10,461,915
Kentucky Power Co., (Z)
Sr Note, Ser D	5.625	12/01/32	BBB	3,565	2,386,668

Gas Utilities 2.10%					8,002,115
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable) (P) (Z)	7.200	11/01/66	BB	12,900	8,002,115

Multi-Utilities 2.26%					8,626,636
Dominion Resources Capital Trust I (Z)	7.830	12/01/27	BBB	9,097	8,626,636

Issuer				Shares	Value

Common stocks 1.21%					$4,610,500
(Cost $4,446,961)

Electric Utilities 0.41%					1,560,875
American Electric Power Co., Inc.				22,500	734,175
FPL Group, Inc.				17,500	826,700

Gas Utilities 0.13%					478,500
ONEOK, Inc.				15,000	478,500

Integrated Oil & Gas 0.23%					869,750
BP PLC, SADR				17,500	869,750

Integrated Telecommunication Services 0.10%					401,550
AT&T, Inc.				15,000	401,550

Multi-Utilities 0.19%					719,925
Public Service Enterprise Group, Inc.				22,500	633,375
TECO Energy, Inc.				7,500	86,550

Oil & Gas Storage & Transportation 0.15%					579,900
Spectra Energy Corp.				30,000	579,900

		Credit
Issuer, description		rating (A)		Shares	Value

Preferred Stocks 131.19%					$500,240,117
(Cost $754,314,881)

Agricultural Products 4.47%					17,062,500
Ocean Spray Cranberries, Inc. , 6.250%, Ser A (B) (S) (Z)		BBB-		195,000	17,062,500

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Broadcasting & Cable TV 5.07%			$19,333,125
CBS Corp., 6.750% (Z)	BBB	164,600	2,424,558
Comcast Corp., 7.000% (Z)	BBB+	114,900	2,327,874
Comcast Corp., 6.625% (Z)	BBB+	130,000	2,353,000
Comcast Corp., Ser B, 7.000% (Z)	BBB+	609,556	12,227,693

Consumer Finance 5.19%			19,808,070
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	A	270,000	4,970,700
HSBC Finance Corp., 6.875% (Z)	AA-	576,118	12,133,045
SLM Corp., 6.970%, Ser A (Z)	BB	44,899	942,879
SLM Corp., 6.000% (Z)	BBB-	162,495	1,761,446

Diversified Banks 14.62%			55,735,197
Bank of America Corp., 8.200% (Z)	A	230,000	5,290,000
Barclays Bank PLC, 7.100%, Ser 3 (Z)	A+	90,000	1,418,400
Fleet Capital Trust IX , 6.000% (Z)	A	469,200	7,694,880
Fleet Capital Trust VIII, 7.200% (Z)	A	23,333	443,327
Royal Bank of Scotland Group PLC, 7.250%, Ser T (Z)	BBB+	40,000	475,600
Royal Bank of Scotland Group PLC, 5.750%, Ser L (Z)	BBB+	960,000	10,080,000
Santander Finance Preferred SA, Unipersonal , 6.410%, Ser 1 (Z)	A+	100,000	2,171,000
USB Capital VIII , 6.350%, Ser 1 (Z)	A+	269,700	5,531,547
USB Capital X , 6.500% (Z)	A+	55,000	1,155,000
Wachovia Corp. , 8.000% (Z)	A-	263,500	5,177,775
Wachovia Preferred Funding Corp., 7.250%, Ser A (Z)	A-	719,800	11,948,680
Wells Fargo Capital Trust IV, 7.000% (Z)	AA-	177,800	4,348,988

Diversified Financial Services 14.86%			56,647,017
ABN AMRO Capital Funding Trust V, 5.900% (Z)	A-	745,366	9,279,807
ABN AMRO Capital Funding Trust VI, 6.250% (Z)	A-	340,900	4,199,888
BAC Capital Trust II , 7.000% (Z)	A	94,600	1,908,082
BAC Capital Trust IV, 5.875% (Z)	A	131,400	2,291,616
Citigroup Capital VII, 7.125% (Z)	A	161,042	2,777,974
Citigroup Capital VIII, 6.950% (Z)	A	326,200	5,659,570
Citigroup Capital X, 6.100% (Z)	A	720,000	10,656,000
Citigroup, Inc. , 8.125%, Depositary Shares, Ser AA (Z)	A	71,000	1,196,350
ING Groep NV, 7.050% (Z)	A	598,970	8,181,930
ING Groep NV, 7.200% (Z)	A	765,000	10,495,800

Diversified Metals & Mining 0.29%			1,097,550
Freeport McMoRan Copper & Gold, Inc., 6.750%	BB	22,500	1,097,550

Electric Utilities 21.32%			81,293,912
Entergy Mississippi, Inc., 7.250% (Z)	A-	103,668	2,382,291
FPC Capital I, 7.100%, Ser A (Z)	BBB-	790,400	17,578,496
FPL Group Capital Trust I, 5.875% (Z)	BBB+	268,000	6,097,000
FPL Group Capital, Inc. , 7.450%, Ser E (Z)	BBB+	20,000	488,000
Georgia Power Co., 6.000%, Ser R (Z)	A	710,000	15,549,000
HECO Capital Trust III, 6.500% (Z)	BB+	140,000	2,905,000
Interstate Power & Light Co., 7.100%, Ser C (Z)	BBB-	152,000	3,410,500
Interstate Power & Light Co., 8.375%, Ser B (Z)	Baa2	54,500	1,376,125
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	BBB	189,000	4,488,750
PPL Energy Supply, LLC, 7.000% (Z)	BBB	846,450	20,653,380
Southern California Edison Co., 6.125% (Z)	BBB-	20,000	1,693,750
Southern California Edison Co., 6.000%, Ser C (Z)	BBB-	30,000	2,474,064
Westar Energy, Inc., 6.100% (Z)	BBB	115,600	2,197,556

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Gas Utilities 5.00%			$19,046,250
Southwest Gas Capital II, 7.700% (Z)	BB	846,500	19,046,250

Investment Banking & Brokerage 11.43%			43,591,600
Goldman Sachs Group, Inc., 6.200%, Ser B (Z)	A	87,400	1,813,550
Lehman Brothers Holdings Capital Trust III , 6.375%, Ser K (Z)	Caa2	808,400	8,084
Lehman Brothers Holdings, Inc. , 5.670%, Depositary Shares, Ser D
(Z)	Ca	142,601	499
Merrill Lynch & Co., Inc., 8.625%, 8.625%, Ser MER (Z)	BBB+	140,000	2,875,600
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	BBB+	457,017	7,618,474
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	BBB+	380,700	6,399,567
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	BBB+	408,700	6,911,117
Morgan Stanley Capital Trust III, 6.250% (Z)	A-	764,025	11,406,893
Morgan Stanley Capital Trust IV, 6.250% (Z)	A-	398,925	5,820,316
Morgan Stanley Capital Trust VI, 6.600% (Z)	A-	50,000	737,500

Life & Health Insurance 10.27%			39,162,225
Aegon NV, 6.375% (Z)	A-	241,265	2,412,650
Aegon NV, 6.500% (Z)	A-	182,950	1,811,205
Lincoln National Capital VI, 6.750%, Ser F (Z)	A-	269,000	4,217,920
MetLife, Inc, 6.500%, Ser B (Z)	BBB	1,033,850	16,975,817
Phoenix Cos., Inc., 7.450% (Z)	BBB-	600,549	9,428,619
PLC Capital Trust IV, 7.250% (Z)	BBB+	182,700	2,101,050
PLC Capital Trust V, 6.125% (Z)	BBB+	83,300	939,624
Prudential PLC, 6.500% (Z)	A-	93,500	1,275,340

Movies & Entertainment 5.42%			20,677,853
Viacom, Inc., 6.850% (Z)	BBB	1,196,635	20,677,853

Multi-Utilities 9.18%			34,989,411
BGE Capital Trust II, 6.200% (Z)	BB+	607,028	11,533,532
Consolidated Edison Co. of NY, Inc. , 5.000% (Z)	BBB	30,000	2,400,000
Constellation Energy Group, Inc., 8.625%, Ser A (Z)	BB+	160,000	3,614,400
DTE Energy Trust I , 7.800% (Z)	BB+	232,200	5,064,282
DTE Energy Trust II, 7.500% (Z)	BB+	35,000	777,700
Public Service Electric & Gas Co., 5.050%, Ser D (Z)	BB+	30,000	2,512,500
Xcel Energy, Inc., 7.600% (Z)	BBB-	381,166	9,086,997

Oil & Gas Exploration & Production 7.51%			28,653,224
Nexen, Inc., 7.350% (Z)	BB+	1,590,079	28,653,224

Real Estate Investment Trusts 3.20%			12,184,091
Duke Realty Corp., 6.600%, Depositary Shares, Ser L (Z)	BBB-	118,500	1,303,500
Duke Realty Corp., 6.500%, Depositary Shares, Ser K (Z)	BBB-	151,600	1,658,504
Duke Realty Corp., 6.625%, Depositary Shares, Ser J (Z)	BBB-	638,100	7,497,675
Public Storage, Inc., 7.500%, Depositary Shares, Ser V (Z)	BBB	84,530	1,724,412

Regional Banks 4.45%			16,962,270
PFGI Capital Corp. , 7.750% (B) (Z)	BBB+	926,900	16,962,270

Reinsurance 0.45%			1,728,099
RenaissanceRe Holdings Ltd., 6.080%, Ser C (Z)	BBB+	122,300	1,728,099

Specialized Finance 0.84%			$3,190,000
CIT Group, Inc., 6.350%, Ser A (Z)	BBB-	150,000	1,290,000
Repsol International Capital Ltd., 7.450%, Ser A (Z)	BB+	100,000	1,900,000

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Thrifts & Mortgage Finance 0.02%			79,536
Sovereign Bancorp, 7.300%, Depositary Shares, Ser C	BB+	5,066	79,536

U.S. Government Agency 0.04%			168,000
Federal National Mortgage Assn. (8.250% to 12-31-10 then variable)
(P) (Z)	C	80,000	168,000

Wireless Telecommunication Services 7.56%			28,830,187
Telephone & Data Systems, Inc., 6.625% (Z)	BBB-	497,600	7,464,000
Telephone & Data Systems, Inc., 7.600% (Z)	BBB-	648,743	9,828,457
United States Cellular Corp., 7.500% (Z)	BBB-	754,100	11,537,730

Total investments (Cost $841,389,899)† 147.03%			$560,643,405

Other assets and liabilities, net (47.03%)			($179,325,187)

Total net assets 100.00%			$381,318,218

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

SADR Sponsored American Depository Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted $34,024,770 or 8.92% of the Fund's net assets as of October 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at October 31, 2008 was $527,880,727.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $841,507,110. Net unrealized depreciation aggregated $280,863,705 of which $2,174,308 related to appreciated investment securities and $283,038,013 related to depreciated investment securities.

The Fund had the following interest rate swap contracts open on October 31, 2008:

	_________________________________________

	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
		3-month
$52,500,000	4.14%	LIBOR	Nov 2010	Morgan Stanley	($1,434,915)
		3-month
87,500,000	4.37%	LIBOR	Nov 2010	Bank of America	(2,804,238)
		3-month
87,500,000	3.79%	LIBOR	Jan 2011	Morgan Stanley	(1,619,177)
		3-month
35,000,000	4.00%	LIBOR	Apr 2009	Morgan Stanley	(220,142)
Total					($6,078,472)

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Boar of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$459,656,783
Level 2 – Other Significant Observable Inputs	66,961,852	($6,078,472)
Level 3 – Significant Unobservable Inputs	34,024,770	-
Total	$560,643,405	($6,078,472)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of July 31, 2008		-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	($7,327,352)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	41,352,122	-
Balance as of October 31, 2008	$34,024,770	-

Foreign currency translation
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Swap contracts
The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk. A swap is an exchange of cash payments between the Fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. Cash payments may include upfront cash payments made by or to the fund. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as swap contracts at value in Statements of Assets and Liabilities and as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Risks and uncertainties
Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risk associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Leverage
The Fund utilizes a credit facility to increase its assets available for investment. The Fund has a Committed Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to an initial limit of $296 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 10/08
12/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008